Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares Value
Common Stocks - 98.3%
Building Products - 2.5%
Johnson Controls International plc 19,275 $ 1,340,962
Chemicals - 15.7%
Air Products and Chemicals, Inc. 7,065 2,264,403
Albemarle Corp. 2,969 835,625
Calix Ltd.* 173,802 679,706
FMC Corp. 6,039 803,972
Koninklijke DSM NV 5,035 643,615
Linde plc 2,484 822,055
Nutrien Ltd. 29,804 2,460,084
8,509,460
Commercial Services & Supplies - 1.4%
Befesa SA (144A) 13,299 759,722
Containers & Packaging - 5.7%
Ball Corp. 10,480 610,355
Graphic Packaging Holding Co. 16,932 407,892
Smurfit Kappa Group plc 49,867 2,081,294
3,099,541
Electric Utilities - 1.5%
NextEra Energy, Inc. 10,613 792,048
Electrical Equipment - 10.1%
Bloom Energy Corp. - Class A* 35,082 874,594
Nexans SA 19,977 2,106,684
Vestas Wind Systems A/S 85,439 2,479,425
5,460,703
Equity Real Estate Investment Trusts (REITs) - 2.0%
Weyerhaeuser Co. 31,610 1,088,332
Food Products - 7.4%
Archer-Daniels-Midland Co. 15,808 1,309,693
Costa Group Holdings Ltd. 369,133 762,121
Darling Ingredients, Inc.* 19,401 1,286,092
Synlait Milk Ltd.* 291,590 659,540
4,017,446
Machinery - 4.8%
AGCO Corp. 3,848 531,524
Deere & Co. 4,932 2,085,447
2,616,971
Metals & Mining - 36.5%
Alcoa Corp. 26,737 1,396,741
Allkem Ltd.* 199,494 1,824,643
AVZ Minerals Ltd.*
,¢
472,878 249,910
Champion Iron Ltd. 387,660 1,953,127
ERO Copper Corp.* 17,355 284,188
Filo Mining Corp.* 46,465 828,420
Foran Mining Corp.* 165,117 414,540
Freeport-McMoRan, Inc. 30,673 1,368,629
IGO Ltd. 128,322 1,317,450
Ivanhoe Mines Ltd. - Class A* 123,522 1,157,136
Lynas Rare Earths Ltd.* 166,230 1,099,888
NGEx Minerals Ltd.* 208,680 505,142
Norsk Hydro ASA 58,195 468,089
Nucor Corp. 5,423 916,596
Solaris Resources, Inc.* 212,382 1,106,198
SSAB AB - Class A 72,066 511,699
Talon Metals Corp.* 1,758,826 573,380

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares Value
Common Stocks - (continued)
Metals & Mining - (continued)
Teck Resources Ltd. - Class B 25,998 $ 1,125,713
Wheaton Precious Metals Corp. 58,202 2,662,160
19,763,649
Oil, Gas & Consumable Fuels - 7.0%
Cameco Corp. 62,745 1,750,663
NexGen Energy Ltd.* 429,179 2,064,922
3,815,585
Paper & Forest Products - 1.6%
Stora Enso OYJ - Class R 43,913 624,523
West Fraser Timber Co. Ltd. 2,854 247,446
871,969
Professional Services - 1.6%
Jacobs Solutions, Inc. 7,057 871,892
Semiconductors & Semiconductor Equipment - 0.5%
SolarEdge Technologies, Inc.* 913 291,366
Total Common Stocks (cost $48,968,482) 53,299,646
Investment Companies - 1.6%
Money Market Funds - 1.6%
JPMorgan Prime Money Market Fund, 4.4574%
∞
(cost $861,985) 861,208 862,155
Total Investments (total cost $49,830,467 ) - 99.9% 54,161,801
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 48,676
Net Assets - 100.0% $54,210,477
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 19,646,952 36.3%
Canada 15,179,992 28.0
Australia 6,786,957 12.5
Denmark 2,479,425 4.6
France 2,106,684 3.9
Ireland 2,081,294 3.8
Malaysia 1,099,888 2.0
United Kingdom 822,055 1.5
Luxembourg 759,722 1.4
New Zealand 659,540 1.2
Netherlands 643,615 1.2
Finland 624,523 1.2
Sweden 511,699 1.0
Norway 468,089 0.9
Israel 291,366 0.5
Total $ 54,161,801 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended January 31, 2023 is $249,910, which represents 0.5% of net assets.
∞ Rate shown is the 7-day yield as of January 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $759,722 which represents 1.4% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Metals & Mining $ 19,513,739 $ — $ 249,910
All Other 33,535,997 — —
Investment Companies 862,155 — —
Total Assets $ 53,911,891 $ — $ 249,910

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70438 03-23